Prudential Investment Portfolios, Inc. 14

655 Broad Street, 17th Floor

Newark, New Jersey 07102

April 29, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios, Inc. 14

Registration numbers 002-82976 and 811-03712

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 26, 2019.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary